Harding, Loevner Funds, Inc. (the “Fund”)
Frontier Emerging Markets Portfolio - Institutional Class
Prospectus dated May 27, 2008
Supplement dated as of November 14, 2008

A.	At a meeting held on November 5, 2008, the shareholders of the Fund voted to approve the following proposals:

i)	To approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and Harding Loevner II, LLC;

ii)	The election of 8 Directors to the Fund’s Board of Directors;

iii)
To approve, with respect to certain Portfolios, the elimination of the fundamental restriction concerning investment in other investment companies (not applicable to Frontier Emerging Markets Portfolio).

Accordingly, effective immediately, the Prospectus is revised as follows:

1.	The name of Harding, Loevner Management, L.P. is changed to Harding Loevner LLC. All references to “Harding Loevner” shall refer to Harding Loevner LLC.

2.	The following replaces the second paragraph of the section “Management of the Fund” on page 7 of the Prospectus:

Subject to the direction and authority of the Fund’s Board of Directors, Harding Loevner provides investment advisory services to the Frontier Emerging Markets Portfolio pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by the Portfolio, purchasing and selling securities on behalf of the Portfolio, and determining how voting and other rights with respect to the portfolio securities of the Portfolio are exercised in accordance with the Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolio. Harding Loevner bears the expense of providing the above services to each Portfolio of the Fund.  For its services, Harding Loevner receives 1.50% of the average daily net assets on the Portfolio.

On July 22, 2008, Harding Loevner, its parent company, HLM Holdings, Inc. (“HLM Holdings”), and certain shareholders of HLM Holdings entered into a purchase agreement with Affiliated Managers Group, Inc. (“AMG”) pursuant to which Harding Loevner agreed to transfer its business to a newly-formed limited liability company, Harding Loevner II, LLC (“HL LLC II”), in which AMG agreed to purchase a majority interest (collectively, the “Transaction”).  AMG is a publicly traded Delaware corporation listed on the New York Stock Exchange, and whose affiliated investment management firms manage approximately $254 billion in assets as of June 30, 2008 (pro forma for pending investments).

The Transaction, whether or not it is consummated, is not expected to impact Harding Loevner’s portfolio management team, other personnel, day-to-day operations, or the services that Harding Loevner provides to its clients, including the Portfolios. David R. Loevner will continue to serve as Chief Executive Officer of Harding Loevner, as President of HLM Holdings and as President and Chairman of the Board of the Fund.  The current portfolio managers of the Portfolios are expected to continue to manage the Portfolios irrespective of whether the Transaction is consummated.  The investment goals of the Portfolios will remain the same.  The Transaction will have no effect on the number of shares you own or the value of those shares.  The advisory fees payable by the Portfolios will not increase as a result of this Transaction.  The Transaction is subject to the satisfaction or waiver of certain conditions and contingencies.  There can be no assurance as to when or if the transaction will be consummated.

B.	The table on page 11 of the Prospectus is replaced with this similar table:

•	wishes to sell more than $100,000 worth of shares;
•	wishes to change its authorized agent;
•	wishes to change the address of record;
•	wishes to change the account designated to receive redemption proceeds; or
•	requests that a check be mailed to a different address than the record address.

C.	The following paragraph is added to the end of the section titled “Redemptions” on page 12 of the Prospectus:

        Redemption proceeds will only be paid to the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

Harding, Loevner Funds, Inc. (the “Fund”)
Frontier Emerging Markets Portfolio - Investor Class
Prospectus dated May 27, 2008
Supplement dated as of November 14, 2008

A.	At a meeting held on November 5, 2008, the shareholders of the Fund voted to approve the following proposals:

i)	To approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and Harding Loevner II, LLC;

ii)	The election of 8 Directors to the Fund’s Board of Directors;

iii)
To approve, with respect to certain Portfolios, the elimination of the fundamental restriction concerning investment in other investment companies (not applicable to Frontier Emerging Markets Portfolio).

Accordingly, effective immediately, the Prospectus is revised as follows:

1.	The name of Harding, Loevner Management, L.P. is changed to Harding Loevner LLC. All references to “Harding Loevner” shall refer to Harding Loevner LLC.

2.	The following replaces the second paragraph of the section “Management of the Fund” on page 7 of the Prospectus:

Subject to the direction and authority of the Fund’s Board of Directors, Harding Loevner provides investment advisory services to the Frontier Emerging Markets Portfolio pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by the Portfolio, purchasing and selling securities on behalf of the Portfolio, and determining how voting and other rights with respect to the portfolio securities of the Portfolio are exercised in accordance with the Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolio. Harding Loevner bears the expense of providing the above services to each Portfolio of the Fund.  For its services, Harding Loevner receives 1.50% of the average daily net assets on the Portfolio.

On July 22, 2008, Harding Loevner, its parent company, HLM Holdings, Inc. (“HLM Holdings”), and certain shareholders of HLM Holdings entered into a purchase agreement with Affiliated Managers Group, Inc. (“AMG”) pursuant to which Harding Loevner agreed to transfer its business to a newly-formed limited liability company, Harding Loevner II, LLC (“HL LLC II”), in which AMG agreed to purchase a majority interest (collectively, the “Transaction”).  AMG is a publicly traded Delaware corporation listed on the New York Stock Exchange, and whose affiliated investment management firms manage approximately $254 billion in assets as of June 30, 2008 (pro forma for pending investments).

The Transaction, whether or not it is consummated, is not expected to impact Harding Loevner’s portfolio management team, other personnel, day-to-day operations, or the services that Harding Loevner provides to its clients, including the Portfolios. David R. Loevner will continue to serve as Chief Executive Officer of Harding Loevner, as President of HLM Holdings and as President and Chairman of the Board of the Fund.  The current portfolio managers of the Portfolios are expected to continue to manage the Portfolios irrespective of whether the Transaction is consummated.  The investment goals of the Portfolios will remain the same.  The Transaction will have no effect on the number of shares you own or the value of those shares.  The advisory fees payable by the Portfolios will not increase as a result of this Transaction.  The Transaction is subject to the satisfaction or waiver of certain conditions and contingencies.  There can be no assurance as to when or if the transaction will be consummated.

B.	The table on page 11 of the Prospectus is replaced with this similar table:

•	wishes to sell more than $100,000 worth of shares;
•	wishes to change its authorized agent;
•	wishes to change the address of record;
•	wishes to change the account designated to receive redemption proceeds; or
•	requests that a check be mailed to a different address than the record address.

C.	The following paragraph is added to the end of the section titled “Redemptions” on page 12 of the Prospectus:

        Redemption proceeds will only be paid to the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

Harding, Loevner Funds, Inc. (the “Fund”)
Frontier Emerging Markets Portfolio - Institutional Class and Investor Class
Statement of Additional Information dated May 27, 2008
Supplement dated as of November 14, 2008

At a meeting held on November 5, 2008, the shareholders of the Fund voted to approve the following proposals:

i)	To approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and Harding Loevner II, LLC;

ii)	The election of 8 Directors to the Fund’s Board of Directors;

iii)
To approve, with respect to certain Portfolios, the elimination of the fundamental restriction concerning investment in other investment companies (not applicable to Frontier Emerging Markets Portfolio).

Accordingly, effective immediately, the Statement of Additional Information is revised as follows:

1.
The name of Harding, Loevner Management, L.P. is changed to Harding Loevner LLC.  All references to “Harding Loevner” shall refer to Harding Loevner LLC.  In addition, HLM Holdings, Inc. is the sole managing member of Harding Loevner LLC, and conforming changes are made throughout the Statement of Additional Information.

2.
The Directors Table in the section titled “Management of the Fund” beginning on page 13 of the Statement of Additional Information is amended to add information for the following Interested Director and to replace the similar footnote following the information for Interested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Jennifer M. Borggaard* Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 38	Director	Indefinite; Director since 2008	Affiliated Managers Group, Inc. (“AMG”) (asset management firm), Senior Vice President, 2007 – present, Vice President, 2004 – 2007, Director and Senior Counsel, 2001 – 2004.	6	Director, DFD Fund of Funds plc (4 portfolios)
* David R. Loevner is an interested person of the Fund because he serves as the President of the managing member of Harding Loevner LLC, the Portfolios’ investment adviser.  Jennifer M. Borggaard is an interested person of the Fund because she is an officer of AMG.

3.
The Directors Table in the section titled “Management of the Fund” beginning on page 14 of the Statement of Additional Information is amended to add information for the following Non-Interested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
William E. Chapman, II 380 Gulf of Mexico Drive, #531 Longboat Key, FL 34228 Age, 66	Director	Indefinite; Director since 2008	Longboat Retirement Planning Solutions (consulting firm), President and Owner, 1998 – present; Hewitt Associates, LLC (consulting firm), part-time provider of retirement and investment education seminars, 2000 – present; Bowdoin College, Trustee, 2002 – present.	6
Trustee, The Managers Funds (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

Charles Freeman Center for Strategic and International Studies 1800 K Street NW Washington, DC 20006 Age, 43	Director	Indefinite; Director since 2008	Center for Strategic and International Studies, Freeman Chair in China Studies, 2007 – present; China Alliance (legal and government relations group), Managing Director, 2005 – 2007; Assistant U.S. Trade Representative, prior to 2005.	6	National Committee for U.S. – China Relations.
Eric Rakowski 571 Woodmont Avenue Berkeley, CA 94708 Age, 50	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990 – present.	6
Trustee, The Managers Funds (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

Harding, Loevner Funds, Inc. (the “Fund”)
International Equity Portfolio - Institutional Class and Investor Class
Emerging Markets Portfolio- Investor Class
Institutional Emerging Markets Portfolio
Global Equity Portfolio- Institutional Class
International Small Companies Portfolio- Investor Class
Statement of Additional Information dated December 28, 2007
Supplement dated as of November 14, 2008

A.
Effective immediately, Yang Xiang no longer serves as a portfolio manager of the Global Equity Portfolio. To reflect this change, all references to Yang Xiang contained in the Statement of Additional Information are deleted.

Alexander T. Walsh now serves as a portfolio manager of the Global Equity Portfolio.  Ferrill D. Roll and Peter J. Baughan continue to serve jointly as the lead managers

B.	At a meeting held on November 5, 2008, the shareholders of the Fund voted to approve the following proposals:

i)	To approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and Harding Loevner II, LLC;

ii)           The election of 8 Directors to the Fund’s Board of Directors;

iii)
To approve, with respect to International Equity Portfolio, Emerging Markets Portfolio and Global Equity Portfolio, the elimination of the fundamental restriction concerning investment in other investment companies.

Accordingly, effective immediately, the Statement of Additional Information is revised as follows:

1.
The name of Harding, Loevner Management, L.P. is changed to Harding Loevner LLC.  All references to “Harding Loevner” shall refer to Harding Loevner LLC.  In addition, HLM Holdings, Inc. is the managing member of Harding Loevner LLC, and conforming changes are made throughout the Statement of Additional Information.

2.	The fifth fundamental restriction under the section “Investment Restrictions” on page 13 of the Statement of Additional Information is deleted in its entirety.

3.
The Directors Table in the section titled “Management of the Fund” beginning on page 14 of the Statement of Additional Information is amended to add information for the following Interested Director and to replace the similar footnote following the information for Interested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Jennifer M. Borggaard* Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 38	Director	Indefinite; Director since 2008	Affiliated Managers Group, Inc. (“AMG”) (asset management firm), Senior Vice President, 2007 – present, Vice President, 2004 – 2007, Director and Senior Counsel, 2001 – 2004.	6	Director, DFD Fund of Funds plc (4 portfolios)
* David R. Loevner is an interested person of the Fund because he serves as the President of the managing member of Harding Loevner LLC, the Portfolios’ investment adviser.  Jennifer M. Borggaard is an interested person of the Fund because she is an officer of AMG.

4.
The Directors Table in the section titled “Management of the Fund” beginning on page 14 of the Statement of Additional Information is amended to add information for the following Non-Interested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
William E. Chapman, II 380 Gulf of Mexico Drive, #531 Longboat Key, FL 34228 Age, 66	Director	Indefinite; Director since 2008	Longboat Retirement Planning Solutions (consulting firm), President and Owner, 1998 – present; Hewitt Associates, LLC (consulting firm), part-time provider of retirement and investment education seminars, 2000 – present; Bowdoin College, Trustee, 2002 – present.	6
Trustee, The Managers Funds (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

Charles Freeman Center for Strategic and International Studies 1800 K Street NW Washington, DC 20006 Age, 43	Director	Indefinite; Director since 2008	Center for Strategic and International Studies, Freeman Chair in China Studies, 2007 – present; China Alliance (legal and government relations group), Managing Director, 2005 – 2007; Assistant U.S. Trade Representative, prior to 2005.	6	National Committee for U.S. – China Relations.
Eric Rakowski 571 Woodmont Avenue Berkeley, CA 94708 Age, 50	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990 – present.	6
Trustee, The Managers Funds (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

Harding, Loevner Funds, Inc. (the “Fund”)
International Equity Portfolio - Investor Class
International Small Companies Portfolio- Investor Class
Emerging Markets Portfolio- Investor Class
Global Equity Portfolio- Investor Class
Prospectus dated December 28, 2007
Supplement dated as of November 14, 2008

A.
Effective immediately, Yang Xiang no longer serves as a portfolio manager of the Global Equity Portfolio.  To reflect this change, all references to Yang Xiang contained in the Prospectuses are deleted.

Alexander T. Walsh now serves as a portfolio manager of the Global Equity Portfolio.  Ferrill D. Roll and Peter J. Baughan continue to serve jointly as the lead managers.

B.	At a meeting held on November 5, 2008, the shareholders of the Fund voted to approve the following proposals:

1.	To approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and Harding Loevner II, LLC;

2.	The election of 8 Directors to the Fund’s Board of Directors;

3.
To approve, with respect to International Equity Portfolio, Emerging Markets Portfolio and Global Equity Portfolio, the elimination of the fundamental restriction concerning investment in other investment companies.

Accordingly, effective immediately, the Prospectus is revised as follows:

1.	The name of Harding, Loevner Management, L.P. is changed to Harding Loevner LLC. All references to “Harding Loevner” shall refer to Harding Loevner LLC.

2.	The following replaces the second paragraph of the section “Management of the Fund” on page 19 of the Prospectus:

Subject to the direction and authority of the Fund’s Board of Directors, Harding Loevner provides investment advisory services to the International Equity Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and International Small Companies Portfolio pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio of the Fund, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio of the Fund.

On July 22, 2008, Harding Loevner, its parent company, HLM Holdings, Inc. (“HLM Holdings”), and certain shareholders of HLM Holdings entered into a purchase agreement with Affiliated Managers Group, Inc. (“AMG”) pursuant to which Harding Loevner agreed to transfer its business to a newly-formed limited liability company, Harding Loevner II, LLC (“HL LLC II”), in which AMG agreed to purchase a majority interest (collectively, the “Transaction”).  AMG is a publicly traded Delaware corporation listed on the New York Stock Exchange, and whose affiliated investment management firms manage approximately $254 billion in assets as of June 30, 2008 (pro forma for pending investments).

The Transaction, whether or not it is consummated, is not expected to impact Harding Loevner’s portfolio management team, other personnel, day-to-day operations, or the services that Harding Loevner provides to its clients, including the Portfolios. David R. Loevner will continue to serve as Chief Executive Officer of Harding Loevner, as President of HLM Holdings and as President and Chairman of the Board of the Fund.  The current portfolio managers of the Portfolios are expected to continue to manage the Portfolios irrespective of whether the Transaction is consummated.  The investment goals of the Portfolios will remain the same.  The Transaction will have no effect on the number of shares you own or the value of those shares.  The advisory fees payable by the Portfolios will not increase as a result of this Transaction.  The Transaction is subject to the satisfaction or waiver of certain conditions and contingencies.  There can be no assurance as to when or if the transaction will be consummated.

C.	The table on page 26 of the Prospectus is replaced with this similar table:

•	wishes to sell more than $100,000 worth of shares;
•	wishes to change its authorized agent;
•	wishes to change the address of record;
•	wishes to change the account designated to receive redemption proceeds; or
•	requests that a check be mailed to a different address than the record address.

D.	The following paragraph is added to the end of the section titled “Redemptions” on page 26 of the Prospectus:

        Redemption proceeds will only be paid to the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

Harding, Loevner Funds, Inc. (the “Fund”)
International Equity Portfolio - Investor Class
International Small Companies Portfolio- Investor Class
Emerging Markets Portfolio
Global Equity Portfolio- Institutional Class
Prospectus dated December 28, 2007
Supplement dated as of November 14, 2008

A.	Effective immediately, Yang Xiang no longer serves as a portfolio manager of the Global Equity Portfolio. To reflect this change, all references to Yang Xiang contained in the Prospectus are deleted.

Alexander T. Walsh now serves as a portfolio manager of the Global Equity Portfolio.  Ferrill D. Roll and Peter J. Baughan continue to serve jointly as the lead managers.

B.	At a meeting held on November 5, 2008, the shareholders of the Fund voted to approve the following proposals:

i)	To approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and Harding Loevner II, LLC;

ii)	The election of 8 Directors to the Fund’s Board of Directors;

iii)
To approve, with respect to International Equity Portfolio, Emerging Markets Portfolio and Global Equity Portfolio, the elimination of the fundamental restriction concerning investment in other investment companies.

Accordingly, effective immediately, the Prospectus is revised as follows:

1.	The name of Harding, Loevner Management, L.P. is changed to Harding Loevner LLC. All references to “Harding Loevner” shall refer to Harding Loevner LLC.

2.	The following replaces the second paragraph of the section “Management of the Fund” on page 19 of the Prospectus:

Subject to the direction and authority of the Fund’s Board of Directors, Harding Loevner provides investment advisory services to the International Equity Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and International Small Companies Portfolio pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio of the Fund, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio of the Fund.

On July 22, 2008, Harding Loevner, its parent company, HLM Holdings, Inc. (“HLM Holdings”), and certain shareholders of HLM Holdings entered into a purchase agreement with Affiliated Managers Group, Inc. (“AMG”) pursuant to which Harding Loevner agreed to transfer its business to a newly-formed limited liability company, Harding Loevner II, LLC (“HL LLC II”), in which AMG agreed to purchase a majority interest (collectively, the “Transaction”).  AMG is a publicly traded Delaware corporation listed on the New York Stock Exchange, and whose affiliated investment management firms manage approximately $254 billion in assets as of June 30, 2008 (pro forma for pending investments).

The Transaction, whether or not it is consummated, is not expected to impact Harding Loevner’s portfolio management team, other personnel, day-to-day operations, or the services that Harding Loevner provides to its clients, including the Portfolios. David R. Loevner will continue to serve as Chief Executive Officer of Harding Loevner, as President of HLM Holdings and as President and Chairman of the Board of the Fund.  The current portfolio managers of the Portfolios are expected to continue to manage the Portfolios irrespective of whether the Transaction is consummated.  The investment goals of the Portfolios will remain the same.  The Transaction will have no effect on the number of shares you own or the value of those shares.  The advisory fees payable by the Portfolios will not increase as a result of this Transaction.  The Transaction is subject to the satisfaction or waiver of certain conditions and contingencies.  There can be no assurance as to when or if the transaction will be consummated.

C.	The table on page 24 of the Prospectus is replaced with this similar table:

•	wishes to sell more than $100,000 worth of shares;
•	wishes to change its authorized agent;
•	wishes to change the address of record;
•	wishes to change the account designated to receive redemption proceeds; or
•	requests that a check be mailed to a different address than the record address.

D.	The following paragraph is added to the end of the section titled “Redemptions” on page 24 of the Prospectus:

        Redemption proceeds will only be paid to the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

Harding, Loevner Funds, Inc. (the “Fund”)
International Equity Portfolio - Institutional Class
Institutional Emerging Markets Portfolio
Global Equity Portfolio- Institutional Class
International Small Companies Portfolio- Institutional Class
Prospectus dated December 28, 2007
Supplement dated as of November 14, 2008

A.	Effective immediately, Yang Xiang no longer serves as a portfolio manager of the Global Equity Portfolio. To reflect this change, all references to Yang Xiang contained in the Prospectus are deleted.

Alexander T. Walsh now serves as a portfolio manager of the Global Equity Portfolio.  Ferrill D. Roll and Peter J. Baughan continue to serve jointly as the lead managers.

B.	At a meeting held on November 5, 2008, the shareholders of the Fund voted to approve the following proposals:

i)	To approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and Harding Loevner II, LLC;

ii)	The election of 8 Directors to the Fund’s Board of Directors;

iii)	To approve, with respect to International Equity Portfolio and Global Equity Portfolio, the elimination of the fundamental restriction concerning investment in other investment companies.

Accordingly, effective immediately, the Prospectus is revised as follows:

1.	The name of Harding, Loevner Management, L.P. is changed to Harding Loevner LLC. All references to “Harding Loevner” shall refer to Harding Loevner LLC.

2.	The following replaces the second paragraph of the section “Management of the Fund” on page 19 of the Prospectus:

Subject to the direction and authority of the Fund’s Board of Directors, Harding Loevner provides investment advisory services to the International Equity Portfolio, Institutional Emerging Markets Portfolio, Global Equity Portfolio and International Small Companies Portfolio pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio of the Fund, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio of the Fund.

On July 22, 2008, Harding Loevner, its parent company, HLM Holdings, Inc. (“HLM Holdings”), and certain shareholders of HLM Holdings entered into a purchase agreement with Affiliated Managers Group, Inc. (“AMG”) pursuant to which Harding Loevner agreed to transfer its business to a newly-formed limited liability company, Harding Loevner II, LLC (“HL LLC II”), in which AMG agreed to purchase a majority interest (collectively, the “Transaction”).  AMG is a publicly traded Delaware corporation listed on the New York Stock Exchange, and whose affiliated investment management firms manage approximately $254 billion in assets as of June 30, 2008 (pro forma for pending investments).

The Transaction, whether or not it is consummated, is not expected to impact Harding Loevner’s portfolio management team, other personnel, day-to-day operations, or the services that Harding Loevner provides to its clients, including the Portfolios. David R. Loevner will continue to serve as Chief Executive Officer of Harding Loevner, as President of HLM Holdings and as President and Chairman of the Board of the Fund.  The current portfolio managers of the Portfolios are expected to continue to manage the Portfolios irrespective of whether the Transaction is consummated.  The investment goals of the Portfolios will remain the same.  The Transaction will have no effect on the number of shares you own or the value of those shares.  The advisory fees payable by the Portfolios will not increase as a result of this Transaction.  The Transaction is subject to the satisfaction or waiver of certain conditions and contingencies.  There can be no assurance as to when or if the transaction will be consummated.

C.	The table on page 25 of the Prospectus is replaced with this similar table:

•	wishes to sell more than $100,000 worth of shares;
•	wishes to change its authorized agent;
•	wishes to change the address of record;
•	wishes to change the account designated to receive redemption proceeds; or
•	requests that a check be mailed to a different address than the record address.

D.	The following paragraph is added to the end of the section titled “Redemptions” on page 25 of the Prospectus:

Redemption proceeds will only be paid to the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

Harding, Loevner Funds, Inc. (the “Fund”)
International Equity Portfolio - Institutional Class
Institutional Emerging Markets Portfolio
Global Equity Portfolio- Institutional Class
Prospectus dated December 28, 2007
Supplement dated as of November 14, 2008

A.	Effective immediately, Yang Xiang no longer serves as a portfolio manager of the Global Equity Portfolio. To reflect this change, all references to Yang Xiang contained in the Prospectus are deleted.

Alexander T. Walsh now serves as a portfolio manager of the Global Equity Portfolio.  Ferrill D. Roll and Peter J. Baughan continue to serve jointly as the lead managers.

B.	At a meeting held on November 5, 2008, the shareholders of the Fund voted to approve the following proposals:

1.	To approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and Harding Loevner II, LLC;

2.	The election of 8 Directors to the Fund’s Board of Directors;

3.	To approve, with respect to International Equity Portfolio and Global Equity Portfolio, the elimination of the fundamental restriction concerning investment in other investment companies.

Accordingly, effective immediately,  the Prospectus is revised as follows:

1.	The name of Harding, Loevner Management, L.P. is changed to Harding Loevner LLC. All references to “Harding Loevner” shall refer to Harding Loevner LLC.

2.	The following replaces the second paragraph of the section “Management of the Fund” on page 16 of the Prospectus:

Subject to the direction and authority of the Fund’s Board of Directors, Harding Loevner provides investment advisory services to the International Equity Portfolio, Institutional Emerging Markets Portfolio, and Global Equity Portfolio pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio of the Fund, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio of the Fund.

On July 22, 2008, Harding Loevner, its parent company, HLM Holdings, Inc. (“HLM Holdings”), and certain shareholders of HLM Holdings entered into a purchase agreement with Affiliated Managers Group, Inc. (“AMG”) pursuant to which Harding Loevner agreed to transfer its business to a newly-formed limited liability company, Harding Loevner II, LLC (“HL LLC II”), in which AMG agreed to purchase a majority interest (collectively, the “Transaction”).  AMG is a publicly traded Delaware corporation listed on the New York Stock Exchange, and whose affiliated investment management firms manage approximately $254 billion in assets as of June 30, 2008 (pro forma for pending investments).

The Transaction, whether or not it is consummated, is not expected to impact Harding Loevner’s portfolio management team, other personnel, day-to-day operations, or the services that Harding Loevner provides to its clients, including the Portfolios. David R. Loevner will continue to serve as Chief Executive Officer of Harding Loevner, as President of HLM Holdings and as President and Chairman of the Board of the Fund.  The current portfolio managers of the Portfolios are expected to continue to manage the Portfolios irrespective of whether the Transaction is consummated.  The investment goals of the Portfolios will remain the same.  The Transaction will have no effect on the number of shares you own or the value of those shares.  The advisory fees payable by the Portfolios will not increase as a result of this Transaction.  The Transaction is subject to the satisfaction or waiver of certain conditions and contingencies.  There can be no assurance as to when or if the transaction will be consummated.

C.	The table on page 21 of the Prospectus is replaced with this similar table:

•	wishes to sell more than $100,000 worth of shares;
•	wishes to change its authorized agent;
•	wishes to change the address of record;
•	wishes to change the account designated to receive redemption proceeds; or
•	requests that a check be mailed to a different address than the record address.

D.	The following paragraph is added to the end of the section titled “Redemptions” on page 21 of the Prospectus:

        Redemption proceeds will only be paid to the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.